Condensed Consolidated Statement of Stockholders' Deficit - USD ($)	Preferred Stock Par Value $0.0001 [Member]	Common Stock Par Value $0.0001 [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2015		$ 5,138	$ 17,341,268	$ (16,013,296)	$ 17,706	$ 1,350,816
Balance, shares at Dec. 31, 2015		51,368,386
Share-based compensation			777,536			777,536
Shares issued as debt discount		$ 50	741			791
Shares issued as debt discount, shares		500,000
Exercise of warrants		$ 1,667				1,667
Exercise of warrants, shares		16,666,650
Warrants issued as debt discount			1,448,293			1,448,293
Acquisition of controlling interest of ConBox			96,781		(96,781)
Net income (loss)				(1,575,361)	67,258	(1,508,103)
Balance at Dec. 31, 2016		$ 6,855	19,664,619	(17,588,657)	(11,817)	2,071,000
Balance, shares at Dec. 31, 2016		68,535,036
Share-based compensation			296,274			296,274
Net income (loss)				(5,732,814)	(681)	(5,733,495)
Balance at Dec. 31, 2017		$ 6,855	19,960,893	(23,321,471)	(12,498)	(3,366,221)
Balance, shares at Dec. 31, 2017		68,535,036
Share-based compensation			38,280			38,280
Net income (loss)				(390,889)		(390,889)
Balance at Jun. 30, 2018		$ 6,855	$ 19,999,173	$ (23,712,360)	$ (12,498)	$ (3,718,830)
Balance, shares at Jun. 30, 2018		68,535,036